GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 83.9%
Energy and Energy Services  — 34.9%
85,000 APA Corp. ...................... $ 3,607,400
207,200 Baker Hughes Co. ................. 12,649,560
220,400 BP plc, ADR(a) ................... 10,358,800
181,948 Chevron Corp.(a) ................. 37,645,041
120,030 ConocoPhillips(a) ................. 15,843,960
140,800 Coterra Energy Inc. ................ 4,947,712
114,800 Devon Energy Corp. ............... 5,776,736
42,900 Diamondback Energy Inc. ........... 8,485,191
302,000 Eni SpA ........................ 8,674,307
109,300 EOG Resources Inc. ............... 15,801,501
135,600 EQT Corp. ...................... 8,629,584
44,000 Expand Energy Corp. ............... 4,830,320
350,983 Exxon Mobil Corp.(a) .............. 59,547,776
189,300 Halliburton Co.(a) ................. 7,380,807
358,000 Kinder Morgan Inc.(a) .............. 12,003,740
56,300 Marathon Petroleum Corp.(a) ......... 13,747,334
125,800 Occidental Petroleum Corp.(a) ........ 8,177,000
121,500 ONEOK Inc. ..................... 10,982,385
88,200 Phillips 66(a) .................... 16,068,276
286,500 Shell plc, ADR(a) ................. 26,644,500
274,700 SLB Ltd.(a) ..................... 14,116,833
118,000 Suncor Energy Inc. ................ 7,800,980
43,800 Targa Resources Corp. ............. 10,981,974
195,900 The Williams Companies Inc. ......... 14,257,602
176,200 TotalEnergies SE(a) ................ 16,030,676
66,600 Valero Energy Corp.(a) ............. 16,455,528
371,445,523
Metals and Mining  — 49.0%
14,400 Agnico Eagle Mines Ltd.(a) .......... 2,922,912
470,900 Alamos Gold Inc., Cl. A(a) ........... 20,922,087
1,852,000 Americas Gold & Silver Corp.† ........ 9,665,387
142,400 Anglogold Ashanti plc .............. 13,864,064
390,000 Aris Mining Corp.† ................ 7,241,535
515,000 Artemis Gold Inc.† ................ 13,975,451
180,000 Aya Gold & Silver Inc.† ............. 2,745,741
348,000 Barrick Mining Corp.(a) ............. 14,194,920
4,605,131 Bellevue Gold Ltd.† ................ 4,734,192
372,500 BHP Group Ltd., ADR(a) ............ 27,095,650
1,466,000 Discovery Silver Corp.† ............. 9,421,350
426,300 DPM Metals Inc. .................. 15,009,830
422,400 Eldorado Gold Corp.(a) ............. 14,500,992
376,700 Endeavour Mining plc .............. 22,586,836
717,010 Equinox Gold Corp. ................ 10,354,921
349,000 Equinox Gold Corp. ................ 5,046,540
1,578,300 Evolution Mining Ltd. .............. 13,742,525
24,000 Franco-Nevada Corp.(a) ............. 5,929,200
539,300 Freeport-McMoRan Inc.(a) ........... 31,700,054
439,900 G Mining Ventures Corp.† ........... 15,438,083
575,000 Glencore plc ..................... 4,303,851
Shares
Market
Value
139,300 Gold Fields Ltd., ADR .............. $ 6,324,220
592,400 IAMGOLD Corp.† ................. 11,148,968
835,300 K92 Mining Inc.† ................. 14,176,862
637,000 Kinross Gold Corp. ................ 19,441,240
69,800 Lundin Gold Inc. .................. 5,334,223
440,000 Montage Gold Corp.† .............. 5,006,973
469,100 Newmont Corp.(a) ................ 50,780,075
1,846,776 Northern Star Resources Ltd. ......... 25,942,368
348,466 OceanaGold Corp. ................. 10,986,787
714,500 Orla Mining Ltd. .................. 11,524,885
206,800 Pan American Silver Corp. ........... 11,297,484
3,910,294 Perseus Mining Ltd. ............... 13,894,223
1,947,614 Ramelius Resources Ltd. ............ 4,931,586
245,000 Rio Tinto plc, ADR(a) .............. 22,856,050
49,500 Royal Gold Inc. ................... 12,597,255
5,084,515 Westgold Resources Ltd. ............ 20,662,480
76,650 Wheaton Precious Metals Corp.(a) ..... 10,041,916
522,343,716
TOTAL COMMON STOCKS ......... 893,789,239
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.4%
Metals and Mining  — 0.4%
$ 2,250,000 Allied Gold Corp.,
8.750%, 09/07/28(b) ............. 4,516,943
CORPORATE BONDS  — 1.6%
Energy and Energy Services  — 0.0%
245,000 Devon Energy Corp.,
4.500%, 01/15/30 ............... 244,254
Metals and Mining  — 1.6%
2,250,000 AngloGold Ashanti Holdings plc,
3.750%, 10/01/30 ............... 2,180,825
2,250,000 Freeport-McMoRan Inc.,
4.125%, 03/01/28 ............... 2,234,651
1,107,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 1,106,866
2,000,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. 1,991,512
3,700,000 Kinross Gold Corp.,
6.250%, 07/15/33(b) ............. 3,946,556
5,250,000 Northern Star Resources Ltd.,
6.125%, 04/11/33(b) ............. 5,433,939
16,894,349
TOTAL CORPORATE BONDS ........ 17,138,603

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 14.1%
$ 150,545,000 U.S. Treasury Bills,
3.610% to 3.651%††, 04/23/26 to
06/25/26(c) .................... $ 149,750,970
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0% ...........
(Cost $878,684,191) ............. $ 1,065,195,755
(a) Securities, or a portion thereof, with a value of $322,521,395 were deposited with the broker as collateral for options written.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At March 31, 2026, $23,420,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 76.5% $ 814,934,664
Europe .............................. 12.0 127,499,909
Asia/Pacific ......................... 10.9 116,436,962
South Africa ......................... 0.6 6,324,220
Total Investments — Long Positions 100.0% $ 1,065,195,755
Short Positions
North America ...................... (7.3) % $ (77,187,813)
Europe .............................. (0.2) (2,386,866)
Asia/Pacific ......................... (0.0) ** (424,163)
Total Investments — Short Positions (7.5)% $ (79,998,842)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.
As of March 31, 2026, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (7.0)%
Anglogold Ashanti plc Pershing LLC 613 USD 5,968,168 USD 120.00 06/18/26 $ 242,401
Anglogold Ashanti plc Pershing LLC 573 USD 5,578,728 USD 135.00 08/21/26 231,030
APA Corp. Pershing LLC 850 USD 3,607,400 USD 30.00 06/18/26 1,102,967
Aris Mining Corp. Pershing LLC 1,900 CAD 4,907,700 CAD 30.00 08/21/26 349,041
Baker Hughes Co. Pershing LLC 732 USD 4,468,860 USD 52.00 05/15/26 728,644
Baker Hughes Co. Pershing LLC 750 USD 4,578,750 USD 57.00 07/17/26 580,531
Baker Hughes Co. Pershing LLC 590 USD 3,601,950 USD 70.00 09/18/26 208,548
Barrick Mining Corp. Pershing LLC 414 USD 1,688,706 USD 55.00 05/15/26 10,679
Barrick Mining Corp. Pershing LLC 1,160 USD 4,731,640 USD 50.00 07/17/26 176,734
Barrick Mining Corp. Pershing LLC 1,250 USD 5,098,750 USD 45.00 10/16/26 499,023
BHP Group Ltd., ADR Pershing LLC 1,240 USD 9,019,760 USD 60.00 05/15/26 1,693,739
BHP Group Ltd., ADR Pershing LLC 1,350 USD 9,819,900 USD 70.00 07/17/26 1,064,268
BP plc, ADR Pershing LLC 930 USD 4,371,000 USD 33.00 04/17/26 1,297,156
BP plc, ADR Pershing LLC 870 USD 4,089,000 USD 42.00 06/18/26 514,041
Chevron Corp. Pershing LLC 360 USD 7,448,400 USD 175.00 05/15/26 1,145,019
Chevron Corp. Pershing LLC 325 USD 6,724,250 USD 180.00 05/15/26 887,787
Chevron Corp. Pershing LLC 744 USD 15,393,360 USD 195.00 07/17/26 1,500,645
Chevron Corp. Pershing LLC 390 USD 8,069,100 USD 215.00 09/18/26 479,588
ConocoPhillips Pershing LLC 410 USD 5,412,000 USD 100.00 04/17/26 1,315,132
ConocoPhillips Pershing LLC 390 USD 5,148,000 USD 106.00 06/18/26 1,063,483
ConocoPhillips Pershing LLC 400 USD 5,280,000 USD 115.00 08/21/26 852,812
Coterra Energy Inc. Pershing LLC 560 USD 1,967,840 USD 28.00 05/15/26 403,175
Coterra Energy Inc. Pershing LLC 178 USD 625,492 USD 35.00 09/18/26 65,097
Devon Energy Corp. Pershing LLC 506 USD 2,546,192 USD 40.00 05/15/26 543,667

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Devon Energy Corp. Pershing LLC 642 USD 3,230,544 USD 60.00 10/16/26 $ 167,014
Diamondback Energy Inc. Pershing LLC 129 USD 2,551,491 USD 160.00 04/17/26 493,251
Diamondback Energy Inc. Pershing LLC 75 USD 1,483,425 USD 160.00 06/18/26 306,814
Diamondback Energy Inc. Pershing LLC 80 USD 1,582,320 USD 162.00 06/18/26 313,548
Diamondback Energy Inc. Pershing LLC 145 USD 2,867,955 USD 180.00 08/21/26 416,905
DPM Metals Inc. Pershing LLC 1,450 CAD 7,102,100 CAD 48.00 05/15/26 434,006
DPM Metals Inc. Pershing LLC 1,273 CAD 6,235,154 CAD 54.00 07/17/26 293,173
DPM Metals Inc. Pershing LLC 1,450 CAD 7,102,100 CAD 58.00 09/18/26 341,007
Endeavour Mining plc Pershing LLC 1,387 CAD 11,568,967 CAD 86.00 05/15/26 545,019
Endeavour Mining plc Pershing LLC 1,230 CAD 10,259,430 CAD 95.00 08/21/26 540,699
Endeavour Mining plc Pershing LLC 1,150 CAD 9,592,150 CAD 100.00 10/16/26 472,300
Eni SpA Morgan Stanley 220 EUR 2,733,500 EUR 16.50 04/17/26 1,064,486
Eni SpA Morgan Stanley 210 EUR 2,609,250 EUR 19.00 05/15/26 723,611
Eni SpA Morgan Stanley 174 EUR 2,161,950 EUR 25.00 06/18/26 140,208
EOG Resources Inc. Pershing LLC 380 USD 5,493,660 USD 116.00 04/17/26 1,046,153
EOG Resources Inc. Pershing LLC 380 USD 5,493,660 USD 113.00 06/18/26 1,227,930
EOG Resources Inc. Pershing LLC 333 USD 4,814,181 USD 135.00 08/21/26 579,985
EQT Corp. Pershing LLC 488 USD 3,105,632 USD 57.50 04/17/26 323,838
EQT Corp. Pershing LLC 398 USD 2,532,872 USD 57.50 06/18/26 345,535
EQT Corp. Pershing LLC 470 USD 2,991,080 USD 67.50 08/21/26 232,646
Equinox Gold Corp. Pershing LLC 2,213 USD 3,199,998 USD 18.50 04/17/26 12,133
Equinox Gold Corp. Pershing LLC 4,147 USD 5,996,562 USD 17.50 06/18/26 350,157
Equinox Gold Corp. Pershing LLC 3,210 USD 4,641,660 USD 19.00 08/21/26 344,029
Expand Energy Corp. Pershing LLC 220 USD 2,415,160 USD 115.00 05/15/26 83,365
Expand Energy Corp. Pershing LLC 220 USD 2,415,160 USD 125.00 09/18/26 123,735
Exxon Mobil Corp. Pershing LLC 752 USD 12,758,432 USD 135.00 07/17/26 2,798,572
Exxon Mobil Corp. Pershing LLC 1,027 USD 17,424,082 USD 145.00 07/17/26 2,944,818
Exxon Mobil Corp. Pershing LLC 250 USD 4,241,500 USD 170.00 09/18/26 368,185
Franco-Nevada Corp. Pershing LLC 240 USD 5,929,200 USD 230.00 12/18/26 1,084,242
Freeport-McMoRan Inc. Pershing LLC 2,000 USD 11,756,000 USD 45.00 04/17/26 2,796,757
Freeport-McMoRan Inc. Pershing LLC 2,156 USD 12,672,968 USD 53.00 06/18/26 2,019,973
G Mining Ventures Corp. Pershing LLC 1,890 CAD 9,226,980 CAD 55.00 05/15/26 352,320
G Mining Ventures Corp. Pershing LLC 782 CAD 3,817,724 CAD 56.00 07/17/26 255,874
G Mining Ventures Corp. Pershing LLC 503 CAD 2,455,646 CAD 60.00 07/17/26 125,560
G Mining Ventures Corp. Pershing LLC 1,224 CAD 5,975,568 CAD 60.00 09/18/26 457,066
Glencore plc Morgan Stanley 275 GBP 1,555,125 GBp 515.00 06/19/26 249,587
Glencore plc Morgan Stanley 300 GBP 1,696,500 GBp 580.00 10/16/26 208,974
Gold Fields Ltd., ADR Pershing LLC 516 USD 2,342,640 USD 55.00 05/15/26 63,790
Gold Fields Ltd., ADR Pershing LLC 346 USD 1,570,840 USD 60.00 09/18/26 98,290
Gold Fields Ltd., ADR Pershing LLC 531 USD 2,410,740 USD 45.00 11/20/26 456,303
Halliburton Co. Pershing LLC 518 USD 2,019,682 USD 25.00 04/17/26 725,120
Halliburton Co. Pershing LLC 675 USD 2,631,825 USD 30.00 06/18/26 642,233
K92 Mining Inc. Pershing LLC 2,850 CAD 6,728,850 CAD 25.00 04/17/26 159,982
K92 Mining Inc. Pershing LLC 2,765 CAD 6,528,165 CAD 31.00 06/18/26 132,565
K92 Mining Inc. Pershing LLC 2,738 CAD 6,464,418 CAD 35.00 08/21/26 147,968
Kinder Morgan Inc. Pershing LLC 1,350 USD 4,526,550 USD 28.00 05/15/26 727,534
Kinder Morgan Inc. Pershing LLC 1,300 USD 4,358,900 USD 28.50 07/17/26 698,335
Kinder Morgan Inc. Pershing LLC 930 USD 3,118,290 USD 36.00 09/18/26 121,352
Lundin Gold Inc. Pershing LLC 618 CAD 6,569,958 CAD 140.00 06/18/26 147,159
Marathon Petroleum Corp. Pershing LLC 250 USD 6,104,500 USD 210.00 06/18/26 1,015,047
Marathon Petroleum Corp. Pershing LLC 236 USD 5,762,648 USD 194.00 07/17/26 1,316,413
Marathon Petroleum Corp. Pershing LLC 77 USD 1,880,186 USD 280.00 09/18/26 104,297

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Newmont Corp. Pershing LLC 1,236 USD 13,379,700 USD 123.00 04/17/26 $ 99,040
Newmont Corp. Pershing LLC 1,380 USD 14,938,500 USD 142.00 08/21/26 576,880
Newmont Corp. Pershing LLC 560 USD 6,062,000 USD 120.00 12/18/26 772,467
Northern Star Resources Ltd. Morgan Stanley 3,916 AUD 7,972,976 AUD 28.00 04/16/26 5,418
Occidental Petroleum Corp. Pershing LLC 270 USD 1,755,000 USD 46.00 05/15/26 523,180
Occidental Petroleum Corp. Pershing LLC 258 USD 1,677,000 USD 55.00 05/15/26 285,214
Occidental Petroleum Corp. Pershing LLC 230 USD 1,495,000 USD 48.50 07/17/26 405,921
Occidental Petroleum Corp. Pershing LLC 500 USD 3,250,000 USD 67.50 09/18/26 311,455
OceanaGold Corp. Pershing LLC 1,185 CAD 5,197,410 CAD 46.00 04/17/26 154,110
ONEOK Inc. Pershing LLC 385 USD 3,480,015 USD 80.00 04/17/26 411,971
ONEOK Inc. Pershing LLC 460 USD 4,157,940 USD 95.00 06/18/26 146,844
ONEOK Inc. Pershing LLC 370 USD 3,344,430 USD 100.00 09/18/26 133,445
Orla Mining Ltd. Pershing LLC 3,500 USD 5,645,500 USD 17.00 10/16/26 1,152,188
Pan American Silver Corp. Pershing LLC 678 USD 3,703,914 USD 60.00 04/17/26 83,379
Pan American Silver Corp. Pershing LLC 740 USD 4,042,620 USD 75.00 08/21/26 241,029
Phillips 66 Pershing LLC 217 USD 3,953,306 USD 139.00 04/17/26 940,183
Phillips 66 Pershing LLC 238 USD 4,335,884 USD 135.00 06/18/26 1,137,961
Phillips 66 Pershing LLC 177 USD 3,224,586 USD 170.00 08/21/26 404,751
Rio Tinto plc, ADR Pershing LLC 1,025 USD 9,562,225 USD 92.00 04/17/26 385,636
Rio Tinto plc, ADR Pershing LLC 980 USD 9,142,420 USD 105.00 06/18/26 213,621
Royal Gold Inc. Pershing LLC 120 USD 3,053,880 USD 325.00 08/21/26 124,049
Shell plc, ADR Pershing LLC 955 USD 8,881,500 USD 76.00 04/17/26 1,634,151
Shell plc, ADR Pershing LLC 950 USD 8,835,000 USD 87.50 06/18/26 795,174
Shell plc, ADR Pershing LLC 960 USD 8,928,000 USD 100.00 10/16/26 489,709
SLB Ltd. Pershing LLC 782 USD 4,018,698 USD 40.00 05/15/26 926,122
SLB Ltd. Pershing LLC 735 USD 3,777,165 USD 50.00 07/17/26 396,985
Suncor Energy Inc. Pershing LLC 335 USD 2,214,685 USD 41.50 04/17/26 828,419
Suncor Energy Inc. Pershing LLC 445 USD 2,941,895 USD 45.00 06/18/26 951,423
Suncor Energy Inc. Pershing LLC 400 USD 2,644,400 USD 60.00 08/21/26 388,908
Targa Resources Corp. Pershing LLC 133 USD 3,334,709 USD 185.00 05/15/26 885,122
Targa Resources Corp. Pershing LLC 173 USD 4,337,629 USD 200.00 07/17/26 957,957
Targa Resources Corp. Pershing LLC 132 USD 3,309,636 USD 265.00 09/18/26 229,197
The Williams Companies Inc. Pershing LLC 855 USD 6,222,690 USD 65.00 04/17/26 680,921
The Williams Companies Inc. Pershing LLC 782 USD 5,691,396 USD 76.00 05/15/26 143,358
The Williams Companies Inc. Pershing LLC 740 USD 5,385,720 USD 115.00 05/15/26 4,031,162
The Williams Companies Inc. Pershing LLC 280 USD 2,037,840 USD 76.00 06/18/26 72,864
TotalEnergies SE Pershing LLC 705 USD 6,414,090 USD 76.50 04/17/26 1,050,271
TotalEnergies SE Pershing LLC 740 USD 6,732,520 USD 80.00 06/18/26 971,069
TotalEnergies SE Pershing LLC 317 USD 2,884,066 USD 95.00 10/16/26 197,063
Valero Energy Corp. Pershing LLC 230 USD 5,682,840 USD 190.00 05/15/26 1,356,232
Valero Energy Corp. Pershing LLC 241 USD 5,954,628 USD 195.00 07/17/26 1,386,652
Valero Energy Corp. Pershing LLC 195 USD 4,818,060 USD 275.00 09/18/26 364,678
Wheaton Precious Metals Corp. Pershing LLC 483 USD 6,327,783 USD 135.00 04/17/26 215,507
TOTAL OTC CALL OPTIONS WRITTEN $ 75,556,756
OTC Put Options Written — (0.1)%
State Street Energy Select Sector SPDR
ETF Pershing LLC 1,474 USD 147,400 USD 41.50 04/17/26 $ 289
State Street Energy Select Sector SPDR
ETF Pershing LLC 1,638 USD 163,800 USD 58.00 09/18/26 476,552
TOTAL OTC PUT OPTIONS WRITTEN $ 476,841

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.3)%
Agnico Eagle Mines Ltd. 88 USD 1,786,224 USD 190.00 04/17/26 $ 140,800
Alamos Gold Inc., Cl. A 1,735 USD 7,708,605 USD 48.00 06/18/26 603,780
Alamos Gold Inc., Cl. A 1,161 USD 5,158,323 USD 55.00 06/18/26 197,370
Alamos Gold Inc., Cl. A 1,700 USD 7,553,100 USD 65.00 09/18/26 311,100
BHP Group Ltd., ADR 300 USD 2,182,200 USD 80.00 09/18/26 138,000
Eldorado Gold Corp. 144 USD 494,352 USD 42.00 05/15/26 10,800
Equinox Gold Corp. 1,090 USD 1,576,140 USD 20.00 04/17/26 5,450
Freeport-McMoRan Inc. 521 USD 3,062,438 USD 80.00 08/21/26 112,015
IAMGOLD Corp. 2,815 USD 5,297,830 USD 20.00 06/18/26 529,220
Kinross Gold Corp. 2,500 USD 7,630,000 USD 42.00 05/15/26 72,500
Newmont Corp. 1,365 USD 14,776,125 USD 135.00 06/18/26 391,755
Pan American Silver Corp. 640 USD 3,496,320 USD 80.00 11/20/26 256,000
Rio Tinto plc, ADR 445 USD 4,151,405 USD 93.00 10/16/26 418,745
Royal Gold Inc. 163 USD 4,148,187 USD 300.00 04/17/26 13,040
Royal Gold Inc. 165 USD 4,199,085 USD 320.00 06/18/26 90,750
Wheaton Precious Metals Corp. 283 USD 3,707,583 USD 160.00 06/18/26 96,220
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 3,387,545
Exchange Traded Put Options Written — (0.1)%
VanEck Gold Miners ETF 875 USD 8,029,875 USD 75.00 04/17/26 $ 43,750
VanEck Gold Miners ETF 1,795 USD 16,472,715 USD 70.00 05/15/26 161,550
VanEck Gold Miners ETF 931 USD 8,543,787 USD 69.00 12/18/26 372,400
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 577,700
TOTAL OPTIONS WRITTEN $ 79,998,842